10. Finance lease receivables (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Interest income from finance lease contracts	$ 695	$ 4,387	$ 1,507
Capital lease receivable interest rate range	5% to 17.25%